Financial instruments carried at fair value - Unrealized gains or losses on Level 3 instruments held or in issue at the reporting date (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	€ 925	€ 1,572
Unrealized gains (losses) for financial liabilities held at fair value	(425)	(610)
Total	500	962
Trading financial liabilities at fair value through profit or loss | Trading securities
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	1	6
Trading financial liabilities at fair value through profit or loss | Derivatives
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(375)	(761)
Trading financial liabilities at fair value through profit or loss | Other Trading Liabilities
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	2	0
Financial liabilities designated at fair value through profit or loss
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(34)	200
Other financial liabilities at fair value
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(19)	(54)
Trading financial assets at fair value through profit or loss | Trading securities
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	191	34
Trading financial assets at fair value through profit or loss | Derivatives
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	633	1,725
Trading financial assets at fair value through profit or loss | Other trading assets
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	(5)	(189)
Non-trading financial assets mandatory at fair value through profit or loss
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	107	(7)
Financial assets designated at fair value through profit or loss
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	0	0
Financial assets at fair value through other comprehensive income
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	1	0
Other financial assets at fair value
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	€ (2)	€ 9